BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2020
BUSINESS SEGMENTS
BUSINESS SEGMENTS

NOTE O - BUSINESS SEGMENTS

Consistent  with how our chief operating  decision maker (Chairman and Chief Executive Officer) evaluates performance and utilizes gross profit as a profitability measure, we report our activities in two business segments:

•	Asset Management Solutions - comprised of activities to extract value from strategic asset acquisitions through leasing, trading, or disassembling for product sales
•	Tech Ops - comprised of MRO activities; and product sales of internally developed engineered solutions and other serviceable products.

The Asset Management Solutions segment provides short-term and long-term leasing solutions of aircraft and jet engines to passenger and cargo operators worldwide. Assets considered to be at or near the end of their useful lives, supplied by our leasing portfolio or acquisitions, are analyzed for return maximization to assess whether they will be traded as whole assets or disassembled and sold as individual spare parts and components.

The Tech Ops segment consists of aftermarket support  and services businesses that provide maintenance support  for aircraft  and aircraft  components, and sale of engineered solutions. Our MRO  business also engages in longer term projects such as aircraft modifications, cargo conversions of wide-body aircraft,  and aircraft storage. The segment also includes MRO of landing gear, thrust  reversers, and other components. Cost of sales consists principally of the cost of product,  direct labor, and overhead. Our engineered solutions revenues consist of sales of products  internally developed as permitted  by Supplemental Type Certificates issued by the FAA. These products  are proprietary in nature  and function as non-original equipment manufacturer solutions to airworthiness directives and other technical challenges for operators. In order to develop these products, we engage in research and development activities. Periodically, our Tech Ops division will engage in the repair and sale of used serviceable materials through  their ability to overhaul existing inventory.

The accounting  policies for the segments are the same as those described in Note B. Gross Profit is calculated by subtracting cost of sales from sales. The assets and certain expenses related to corporate activities are not allocated to the segments. Our reportable segments are aligned principally around the differences in products  and services. The segment reporting  excludes the allocation  of selling, general and administrative expenses, interest expense and income tax expense.

Selected financial information for each segment is as follows:

	Year ended December 31,
	2020	2019	2018
Revenues
Asset Management Solutions
Aircraft	$53,639,000	$98,736,000	$95,353,000
Engine	45,072,000	123,088,000	149,819,000
	$98,711,000	$221,824,000	$245,172,000
Tech Ops
MRO Services	$103,899,000	$69,389,000	$38,779,000
Product Sales	6,328,000	12,988,000	6,781,000
	110,227,000	82,377,000	45,560,000
Total	$208,938,000	$304,201,000	$290,732,000

	2020	2019	2018
Gross Profit
Asset Management Solutions
Aircraft	$11,914,000	$27,592,000	$21,708,000
Engine	17,383,000	40,113,000	41,949,000
	$29,297,000	$67,705,000	$63,657,000
Tech Ops
MRO Services	$21,883,000	$11,125,000	$6,818,000
Product Sales	1,609,000	6,219,000	1,694,000
	23,492,000	17,344,000	8,512,000
Total	$52,789,000	$85,049,000	$72,169,000

	2020	2019
Total Assets
Asset Management Solutions	$277,016,000	$254,324,000
Tech Ops	108,622,000	88,129,000
Corporate	3,492,000	1,531,000
	$389,130,000	$343,984,000

	2020	2019	2018
Total Depreciation and Amortization Expense
Asset Management Solutions	$21,210,000	$28,579,000	$27,611,000
Tech Ops	2,600,000	1,301,000	865,000
Corporate	413,000	201,000	1,350,000
	$24,223,000	$30,081,000	$29,826,000
Total Capital Expenditures
Asset Management Solutions	$5,128,000	$36,479,000	$7,623,000
Tech Ops	1,965,000	1,500,000	1,033,000
Corporate	172,000	149,000	168,000
	$7,265,000	$38,128,000	$8,824,000

The following table reconciles segment gross profit to net income from continuing  operations for the years ended December 31:

	2020	2019	2018
Segment gross profit	$52,789,000	$85,049,000	$72,169,000
Selling, general and administrative expenses	(55,635,000)	(59,814,000)	(46,612,000)
CARES Act Proceeds	12,693,000	—	—
Transaction costs	1,436,000	(3,176,000)	(51,000)
Interest expense, net	(1,645,000)	(3,007,000)	(2,375,000)
Other income, net	494,000	611,000	367,000
Income tax benefit	(1,649,000)	(4,164,000)	3,227,000
Net income from continuing operations	$8,483,000	$15,499,000	$26,725,000

The following table presents revenues based on the customers’ geographic location and long-lived assets located in the United States, our country of domicile, for the years ended December 31,

Revenues	2020	2019	2018
Domestic	$92,837,000	$105,083,000	$135,892,000
Foreign	116,101,000	199,118,000	154,840,000
Total revenues	$208,938,000	$304,201,000	$290,732,000

Long-lived assets	2020	2019
Domestic	$108,796,000	$113,966,000
Foreign	34,111,000	39,626,000
Total long-lived assets	$142,907,000	$153,592,000

As of December 31, 2019, the Company  had one customer representing 10% or more of total sales. Total sales to that customer amounted to $49,085,000 and was included in the asset management segment. As of December 31, 2018, the Company had one customer representing 10% or more of total sales. Total sales to that customer amounted to $53,687,000 and was included in the asset management segment. No such concentrations existed for the year ended December 31, 2020.

Intersegment sales includes amounts  invoiced by a segment for work performed  for another  segment. Amounts  are based on actual work performed  or products  sold and agreed-upon pricing which is intended to be reflective of the contribution made by the supplying business segment. All intersegment  transactions have been eliminated upon consolidation. Intersegment revenue is as follows:

	Year ended December 31,
	2020	2019	2018
Asset Management Solutions	$3,346,000	$334,000	$233,000
Tech Ops	1,650,000	2,015,000	4,055,000
Total intersegment revenues	$4,996,000	$2,349,000	$4,288,000